Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

Note 16 ❑ Income Taxes

The aggregate amount of income taxes included in the Consolidated Statements of Income and the Consolidated Statements of Equity is as follows:

(Dollars in thousands)	2011	2010	2009

Consolidated Statements of Income:
Income tax expense/(benefit) related to continuing operations	$15,836	$(21,182)	$(170,716)
Income tax expense/(benefit) related to discontinued operations	(11,456)	(1,873)	(11,682)
Consolidated Statements of Equity:
Income tax expense/(benefit) related to:
Cumulative effect of a change in accounting principle	-	(11,251)	-
Pension and postretirement plans	(15,084)	3,460	9,111
Unrealized gains/(losses) on investment securities available for sale	13,818	(12,453)	12,145
Share-based compensation	5,771	5,577	5,701

Total	$8,885	$(37,722)	$(155,441)

The components of income tax expense/(benefit) related to continuing operations are as follows:

(Dollars in thousands)	2011	2010	2009

Current:
Federal	$(29,507)	$(219,211)	$(3,129)
State	6,196	(35,484)	6,313
Deferred:
Federal	49,254	206,962	(153,902)
State	(10,107)	26,551	(19,998)

Total	$15,836	$(21,182)	$(170,716)

Certain previously reported amounts have been reclassified to agree with current presentation.

The effective tax rates for 2011, 2010, and 2009 were 10.57 percent, (40.93) percent, and 42.05 percent, respectively. Income tax expense/(benefit) differed from the amounts computed by applying the statutory federal income tax rate to income/(loss) before income taxes because of the following:

(Dollars in thousands)	2011	2010	2009

Federal income tax rate	35%	35%	35%

Tax computed at statutory rate	$52,447	$18,114	$(142,082)
Increase/(decrease) resulting from:
State income taxes	(2,542)	(5,806)	(8,895)
BOLI – cash surrender value	(6,757)	(9,671)	(1,898)
Tax-exempt interest	(3,732)	(1,820)	(802)
Tax credits	(23,494)	(23,788)	(22,312)
Goodwill	-	-	3,205
Other	(86)	1,789	2,068

Total	$15,836	$(21,182)	$(170,716)

Certain previously reported amounts have been reclassified to agree with current presentation.

The deferred tax expense of $39.1 million for 2011 does not include a deferred tax benefit of $3.1 million included in total tax expense allocated to discontinued operations. The $3.1 million benefit was included in the DTA as of December 31, 2011.

A deferred tax asset ("DTA") or deferred tax liability ("DTL") is recognized for the tax consequences of temporary differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax consequence is calculated by applying enacted statutory tax rates, applicable to future years, to these temporary differences. In order to support the recognition of the DTA, FHN's management must believe that the realization of the DTA is more likely than not.

FHN evaluates the likelihood of realization of the $165.8 million net DTA based on both positive and negative evidence available at the time. The gross DTA is reduced by a $6.7 million valuation allowance related to state net operating losses ("NOL"). FHN's three-year cumulative loss position at December 31, 2011, is significant negative evidence in determining whether the realizability of the DTA is more likely than not. However, other than the portion of the net DTA for state NOL carryforwards, FHN believes that the negative evidence of the three-year cumulative loss is overcome by sufficient positive evidence that the DTA will ultimately be realized. The positive evidence includes several different factors. First, a significant amount of the cumulative losses occurred in businesses that FHN has exited or is in the process of exiting. Secondly, earnings from FHN's core segments (regional banking, capital markets, and corporate) have been positive in the aggregate from 2009 through 2011 and FHN forecasts substantially more taxable income in the carryforward period than needed to support the losses and credits included in the net deferred tax asset. Based on current analysis, FHN believes that its ability to realize the $165.8 million net DTA is more likely than not.

Temporary differences which gave rise to deferred tax assets and deferred tax liabilities on December 31, 2011 and 2010 were as follows:

(Dollars in thousands)	2011	2010

Deferred tax assets:
Loss reserves	$85,110	$163,746
Employee benefits	117,593	91,864
Investment in partnerships	28,260	28,317
Foreclosed property	7,580	4,139
Accrued expenses	7,148	11,107
Credit carryforwards	47,175	-
State NOL carryforwards	21,454	17,772
FIN 48 unrecognized tax benefits	13,848	15,679
Other	17,898	9,179

Gross deferred tax assets	346,066	341,803
Valuation allowance	(6,718)	(8,000)

Deferred tax assets after valuation allowances	$339,348	$333,803

Deferred tax liabilities:
Capitalized mortgage servicing rights	$38,515	$39,312
Depreciation and amortization	39,753	17,511
Federal Home Loan Bank stock	17,285	17,285
Investment in debt securities (ASC 320)	42,700	28,882
Other intangible assets	22,368	18,585
Prepaid expenses	11,520	9,695
Other	1,364	1,921

Gross deferred tax liabilities	173,505	133,191

Net deferred tax asset	$165,843	$200,612

Certain previously reported amounts have been reclassified to agree with current presentation.

The total balance of unrecognized tax benefits at December 31, 2011 and December 31, 2010, were $33.0 million and $38.4 million, respectively. FHN does not expect that unrecognized tax benefits will significantly increase or decrease within the next twelve months. FHN recognizes accrued interest and penalties related to unrecognized tax benefits as a component of tax expense. FHN had approximately $6.6 million and $7.4 million accrued for the payment of interest at December 31, 2011 and December 31, 2010, respectively.

The rollforward of unrecognized tax benefits is shown below:

(Dollars in thousands)

Balance at December 31, 2009	$30,004
Increases related to prior year tax positions	13,725
Settlements	(291)
Lapse of statute	(5,040)

Balance at December 31, 2010	$38,398

Increases related to prior year tax positions	4,260
Settlements	(6,412)
Lapse of statute	(3,270)

Balance at December 31, 2011	$32,976